Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a) 6.1%
Chemicals & Plastics 0.5%
	Solenis Holdings LLC
$500,109	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.23%, due 6/26/2025	$498,279
390,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.73%, due 6/26/2026	389,349
		887,628
Containers & Glass Products 0.3%
552,127	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.38%, due 4/3/2024	541,200
Diversified Insurance 0.4%
830,000	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	831,560
Electronics - Electrical 1.0%
1,295,000	Ivanti Software, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	1,303,638	(b)(c)
463,838	Redstone Buyer LLC, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 9/1/2027	467,896
		1,771,534
Food Service 0.3%
600,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 10/23/2025	571,200
Health Care 0.6%
300,000	ADMI Corp., Term Loan, (1M USD LIBOR + 4.00%), 4.75%, due 12/23/2027	302,100
920,000	Team Health Holdings, Inc., First Lien Term Loan, (USD LIBOR + 2.75%), due 2/6/2024	857,900	(b)(c)
		1,160,000
Industrial Equipment 0.4%
686,313	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 5.50%, due 9/30/2026	686,313	(d)
Leisure Goods - Activities - Movies 0.3%
472,625	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	485,920
Oil & Gas 1.1%
375,000	Ascent Resources - Utica, Second Lien Term Loan, 10.00%, due 11/1/2025	408,750	(e)
923,779	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 6/24/2024	850,838
891,417	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 5/22/2026	868,650
		2,128,238
Retailers (except food & drug) 0.9%
1,648,824	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.75%, due 9/25/2024	1,649,994
Utilities 0.3%
562,987	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	562,143	(f)
	Total Loan Assignments (Cost $11,133,673)	11,275,730
Corporate Bonds 137.5%
Advertising 2.0%
335,000	Cars.com, Inc., 6.38%, due 11/1/2028	354,263	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Nielsen Finance LLC/Nielsen Finance Co.
$428,000	5.00%, due 4/15/2022	$428,000	(g)
1,755,000	5.63%, due 10/1/2028	1,875,516	(g)
970,000	5.88%, due 10/1/2030	1,077,597	(g)
		3,735,376
Aerospace & Defense 4.0%
785,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	842,077	(g)
	TransDigm, Inc.
1,535,000	6.38%, due 6/15/2026	1,584,888
2,265,000	7.50%, due 3/15/2027	2,423,550
2,160,000	5.50%, due 11/15/2027	2,216,592
430,000	4.63%, due 1/15/2029	427,046	(g)
		7,494,153
Air Transportation 2.4%
510,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	390,787	(g)(h)
255,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	292,951
770,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/2028	853,267	(g)
2,245,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	2,455,469	(g)
305,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	305,000
115,000	United Airlines Pass Through Trust, Ser. 2020-1, Class B, 4.88%, due 1/15/2026	117,300	(i)
		4,414,774
Auto Loans 0.6%
	Ford Motor Credit Co. LLC
650,000	4.39%, due 1/8/2026	691,438
465,000	5.11%, due 5/3/2029	511,796
		1,203,234
Auto Parts & Equipment 2.4%
935,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	982,825	(h)
510,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	540,090	(g)
1,115,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,184,688	(g)
985,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	1,103,200
185,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	196,872	(g)
475,000	Tenneco, Inc., 7.88%, due 1/15/2029	534,377	(g)
		4,542,052
Automakers 3.7%
	Ford Motor Co.
1,090,000	9.63%, due 4/22/2030	1,544,736
300,000	7.45%, due 7/16/2031	383,250
760,000	4.75%, due 1/15/2043	767,071
3,055,000	7.40%, due 11/1/2046	3,695,633	(j)
525,000	5.29%, due 12/8/2046	553,051
		6,943,741
Building & Construction 1.6%
	Shea Homes L.P./Shea Homes Funding Corp.
300,000	4.75%, due 2/15/2028	307,500	(g)
280,000	4.75%, due 4/1/2029	288,400	(g)
	Taylor Morrison Communities, Inc.
1,185,000	5.75%, due 1/15/2028	1,336,088	(g)
385,000	5.13%, due 8/1/2030	422,162	(g)
	TRI Pointe Group, Inc.
270,000	5.25%, due 6/1/2027	293,220
240,000	5.70%, due 6/15/2028	269,400
		2,916,770

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Building Materials 2.8%
$465,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	$485,925	(g)
300,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	319,500	(g)
	Jeld-Wen, Inc.
455,000	4.63%, due 12/15/2025	464,100	(g)
1,775,000	4.88%, due 12/15/2027	1,863,750	(g)
1,370,000	Masonite Int’l Corp., 5.38%, due 2/1/2028	1,466,736	(g)
595,000	Ply Gem Midco LLC, 8.00%, due 4/15/2026	621,775	(g)
		5,221,786
Cable & Satellite Television 4.7%
	CSC Holdings LLC
430,000	5.50%, due 4/15/2027	453,521	(g)
430,000	7.50%, due 4/1/2028	476,763	(g)
535,000	6.50%, due 2/1/2029	595,351	(g)
2,320,000	5.75%, due 1/15/2030	2,490,392	(g)
880,000	4.63%, due 12/1/2030	897,600	(g)
	DISH DBS Corp.
595,000	7.75%, due 7/1/2026	645,530
505,000	7.38%, due 7/1/2028	525,831
	Radiate Holdco LLC/Radiate Finance, Inc.
355,000	4.50%, due 9/15/2026	361,344	(g)
925,000	6.50%, due 9/15/2028	973,563	(g)
400,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	411,812	(g)
800,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	836,000	(g)
		8,667,707
Chemicals 3.5%
	CF Industries, Inc.
135,000	4.95%, due 6/1/2043	160,988
16,000	5.38%, due 3/15/2044	20,240
640,000	Hexion, Inc., 7.88%, due 7/15/2027	684,000	(g)
325,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	362,278	(g)
940,000	INEOS Group Holdings SA, 5.63%, due 8/1/2024	956,647	(g)
1,050,000	Nouryon Holding BV, 8.00%, due 10/1/2026	1,114,785	(g)
	NOVA Chemicals Corp.
730,000	4.88%, due 6/1/2024	748,250	(g)
786,000	5.25%, due 6/1/2027	811,765	(g)
440,000	Olin Corp., 5.63%, due 8/1/2029	470,800
430,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, due 9/1/2025	440,750	(g)
765,000	Tronox, Inc., 6.50%, due 4/15/2026	788,906	(g)
		6,559,409
Consumer - Commercial Lease Financing 2.4%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	743,600	(g)(k)
2,207,487	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, 6.50%, due 9/15/2024	1,975,701	(g)(l)
	Springleaf Finance Corp.
815,000	6.13%, due 3/15/2024	890,648
240,000	8.88%, due 6/1/2025	268,344
440,000	7.13%, due 3/15/2026	514,800
		4,393,093
Diversified Capital Goods 0.3%
505,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	536,563	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Electric - Generation 1.6%
	Calpine Corp.
$915,000	5.13%, due 3/15/2028	$947,025	(g)
890,000	4.63%, due 2/1/2029	898,900	(g)
625,000	5.00%, due 2/1/2031	642,187	(g)
540,000	NRG Energy, Inc., 3.63%, due 2/15/2031	561,600	(g)
		3,049,712
Electric - Integrated 2.1%
	FirstEnergy Corp.
100,000	Ser. C, 7.38%, due 11/15/2031	140,195
115,000	Ser. C, 5.35%, due 7/15/2047	139,067
	Talen Energy Supply LLC
645,000	10.50%, due 1/15/2026	593,400	(g)
1,075,000	7.25%, due 5/15/2027	1,136,813	(g)
1,550,000	6.63%, due 1/15/2028	1,612,000	(g)
290,000	7.63%, due 6/1/2028	312,475	(g)
		3,933,950
Electronics 1.0%
1,760,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	1,916,200	(g)
Energy - Exploration & Production 6.4%
	Antero Resources Corp.
155,000	8.38%, due 7/15/2026	163,558	(g)
200,000	7.63%, due 2/1/2029	204,438	(g)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,480,000	7.00%, due 11/1/2026	1,413,400	(g)
515,000	9.00%, due 11/1/2027	580,343	(g)
245,000	8.25%, due 12/31/2028	249,339	(g)
715,000	Comstock Escrow Corp., 9.75%, due 8/15/2026	760,581
550,000	Comstock Resources, Inc., 9.75%, due 8/15/2026	585,750
655,000	Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, due 12/15/2025	677,925	(g)
760,000	EQT Corp., 5.00%, due 1/15/2029	826,500
	Hilcorp Energy I L.P./Hilcorp Finance Co.
520,000	6.25%, due 11/1/2028	548,600	(g)
338,000	5.75%, due 2/1/2029	343,685	(g)
373,000	6.00%, due 2/1/2031	378,595	(g)
900,000	Matador Resources Co., 5.88%, due 9/15/2026	859,500
	Occidental Petroleum Corp.
475,000	5.88%, due 9/1/2025	497,895
225,000	7.50%, due 5/1/2031	259,313
1,025,000	7.88%, due 9/15/2031	1,171,370
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,059,479
	Range Resources Corp.
375,000	4.88%, due 5/15/2025	367,006	(h)
770,000	9.25%, due 2/1/2026	839,138
		11,786,415

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Food - Wholesale 3.0%
	Kraft Heinz Foods Co.
$205,000	5.20%, due 7/15/2045	$238,420
820,000	4.88%, due 10/1/2049	927,804
	Performance Food Group, Inc.
240,000	6.88%, due 5/1/2025	258,072	(g)
1,390,000	5.50%, due 10/15/2027	1,462,975	(g)
	Post Holdings, Inc.
400,000	5.75%, due 3/1/2027	419,500	(g)
865,000	4.63%, due 4/15/2030	896,547	(g)
	U.S. Foods, Inc.
635,000	6.25%, due 4/15/2025	677,862	(g)
595,000	4.75%, due 2/15/2029	596,488	(g)(i)
		5,477,668
Gaming 4.0%
	Boyd Gaming Corp.
1,335,000	6.38%, due 4/1/2026	1,384,208
270,000	6.00%, due 8/15/2026	279,150
1,225,000	4.75%, due 12/1/2027	1,255,411
325,000	Caesars Entertainment, Inc., 8.13%, due 7/1/2027	356,687	(g)
740,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	736,378	(g)
550,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	575,437	(g)
	Scientific Games Int’l, Inc.
400,000	5.00%, due 10/15/2025	412,032	(g)
475,000	8.25%, due 3/15/2026	502,258	(g)
1,240,000	7.00%, due 5/15/2028	1,314,400	(g)
540,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	556,346	(g)
		7,372,307
Gas Distribution 12.4%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
530,000	5.38%, due 9/15/2024	528,675
560,000	7.88%, due 5/15/2026	599,270	(g)
	Buckeye Partners L.P.
485,000	4.13%, due 3/1/2025	491,669	(g)
1,275,000	3.95%, due 12/1/2026	1,284,295
2,495,000	4.13%, due 12/1/2027	2,552,510
495,000	4.50%, due 3/1/2028	511,295	(g)
460,000	5.85%, due 11/15/2043	458,850
1,055,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	1,134,125
1,170,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	1,224,112	(g)
920,000	DCP Midstream LLC, 5.85%, due 5/21/2043	814,200	(g)(k)
	DCP Midstream Operating L.P.
685,000	5.63%, due 7/15/2027	746,650
595,000	5.60%, due 4/1/2044	621,775
225,000	EnLink Midstream LLC, 5.63%, due 1/15/2028	224,578	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	EQM Midstream Partners L.P.
$345,000	6.00%, due 7/1/2025	$360,894	(g)
250,000	6.50%, due 7/1/2027	267,699	(g)
320,000	4.50%, due 1/15/2029	308,870	(g)
320,000	4.75%, due 1/15/2031	308,922	(g)
	EQT Midstream Partners L.P.
450,000	4.13%, due 12/1/2026	435,825
1,095,000	5.50%, due 7/15/2028	1,134,135
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	152,675
520,000	6.25%, due 5/15/2026	466,097
275,000	8.00%, due 1/15/2027	261,333
	Global Partners L.P./GLP Finance Corp.
160,000	7.00%, due 8/1/2027	169,000
270,000	6.88%, due 1/15/2029	288,900	(g)
625,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	656,406	(g)
	NuStar Logistics L.P.
400,000	5.75%, due 10/1/2025	424,000
355,000	6.00%, due 6/1/2026	377,188
435,000	5.63%, due 4/28/2027	456,750
920,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	719,900
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
202,000	5.50%, due 9/15/2024	205,642	(g)
375,000	7.50%, due 10/1/2025	399,375	(g)
500,000	6.00%, due 3/1/2027	505,000	(g)
405,000	5.50%, due 1/15/2028	400,950	(g)
405,000	6.00%, due 12/31/2030	406,012	(g)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
176,000	5.38%, due 2/1/2027	181,889
1,010,000	5.50%, due 3/1/2030	1,073,751
	Western Midstream Operating L.P.
360,000	4.10%, due 2/1/2025	372,805	(m)
1,270,000	5.05%, due 2/1/2030	1,397,000	(m)
		22,923,022
Health Facilities 5.9%
	Acadia Healthcare Co., Inc.
730,000	5.50%, due 7/1/2028	777,450	(g)
270,000	5.00%, due 4/15/2029	284,175	(g)
	CHS/Community Health Systems, Inc.
590,000	8.13%, due 6/30/2024	619,500	(g)
760,000	8.00%, due 12/15/2027	827,450	(g)
640,000	6.88%, due 4/15/2029	647,200	(g)(i)
480,000	4.75%, due 2/15/2031	480,000	(g)(i)
825,000	Columbia/HCA Corp., 7.50%, due 11/15/2095	1,080,750
635,000	Select Medical Corp., 6.25%, due 8/15/2026	678,497	(g)
	Tenet Healthcare Corp.
1,215,000	6.75%, due 6/15/2023	1,318,275
320,000	4.63%, due 6/15/2028	334,750	(g)
3,795,000	6.13%, due 10/1/2028	3,963,821	(g)
		11,011,868
Health Services 3.1%
785,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	529,529	(g)
845,000	Jaguar Holding Co. II/PPD Development L.P., 5.00%, due 6/15/2028	895,886	(g)
834,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, due 2/1/2028	892,380	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$1,445,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	$1,300,500	(g)
550,000	Vizient, Inc., 6.25%, due 5/15/2027	584,375	(g)
1,436,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	1,479,080	(g)
		5,681,750
Hotels 2.0%
	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
490,000	7.50%, due 6/1/2025	527,975	(g)
1,895,000	5.88%, due 10/1/2028	1,985,012	(g)
	Wyndham Hotels & Resorts, Inc.
410,000	5.38%, due 4/15/2026	419,738	(g)
825,000	4.38%, due 8/15/2028	833,250	(g)
		3,765,975
Insurance Brokerage 6.4%
1,295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	1,369,463	(g)
1,425,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	1,527,429	(g)
	AssuredPartners, Inc.
1,515,000	7.00%, due 8/15/2025	1,560,450	(g)
815,000	5.63%, due 1/15/2029	827,225	(g)
2,605,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,806,887	(g)
3,555,000	HUB Int’l Ltd., 7.00%, due 5/1/2026	3,688,312	(g)
		11,779,766
Machinery 0.9%
180,000	Automation Tooling Systems, Inc., 4.13%, due 12/15/2028	182,250	(g)
245,000	Granite U.S. Holdings Corp., 11.00%, due 10/1/2027	275,013	(g)(h)
630,000	Harsco Corp., 5.75%, due 7/31/2027	652,837	(g)
235,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	253,506	(g)
360,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	376,105	(g)
		1,739,711
Managed Care 1.2%
790,000	Centene Corp., 3.38%, due 2/15/2030	827,525
390,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	416,812	(g)
1,000,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	991,250	(g)(h)
		2,235,587
Media Content 1.4%
265,000	Scripps Escrow II, Inc., 5.38%, due 1/15/2031	267,650	(g)
	Sirius XM Radio, Inc.
375,000	5.38%, due 7/15/2026	389,437	(g)
1,855,000	5.50%, due 7/1/2029	2,018,472	(g)
		2,675,559
Metals - Mining Excluding Steel 4.5%
255,000	Alcoa Nederland Holding BV, 5.50%, due 12/15/2027	274,194	(g)
380,000	Constellium SE, 5.63%, due 6/15/2028	406,600	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	First Quantum Minerals Ltd.
$805,000	6.88%, due 3/1/2026	$838,206	(g)
1,020,000	6.88%, due 10/15/2027	1,100,254	(g)
	Freeport-McMoRan, Inc.
380,000	4.38%, due 8/1/2028	402,676
290,000	5.25%, due 9/1/2029	323,350
385,000	4.63%, due 8/1/2030	427,456
790,000	5.40%, due 11/14/2034	981,575
430,000	5.45%, due 3/15/2043	537,500
	Hudbay Minerals, Inc.
1,077,000	7.63%, due 1/15/2025	1,121,103	(g)
560,000	6.13%, due 4/1/2029	593,600	(g)
	Novelis Corp.
380,000	5.88%, due 9/30/2026	398,050	(g)
900,000	4.75%, due 1/30/2030	945,000	(g)
		8,349,564
Oil Field Equipment & Services 1.3%
840,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	857,850	(g)
365,000	TechnipFMC PLC, 6.50%, due 2/1/2026	380,206	(g)
	USA Compression Partners L.P./USA Compression Finance Corp.
890,000	6.88%, due 4/1/2026	930,228
290,000	6.88%, due 9/1/2027	307,400
		2,475,684
Packaging 2.0%
108,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	114,885	(g)
655,000	BWAY Holding Co., 7.25%, due 4/15/2025	648,122	(g)
655,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	708,219	(g)
625,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	645,313	(g)
1,270,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,344,612	(g)
200,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	217,254	(g)
		3,678,405
Personal & Household Products 0.6%
575,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	599,265	(g)
470,000	Spectrum Brands, Inc., 5.50%, due 7/15/2030	505,250	(g)
		1,104,515
Pharmaceuticals 1.4%
365,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	404,237	(g)
2,060,000	Valeant Pharmaceuticals Int’l, Inc., 6.13%, due 4/15/2025	2,110,594	(g)
		2,514,831
Rail 0.3%
525,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	563,063	(g)

Real Estate Development & Management 2.1%
	Realogy Group LLC/Realogy Co-Issuer Corp.
860,000	4.88%, due 6/1/2023	887,950	(g)
1,160,000	7.63%, due 6/15/2025	1,260,050	(g)
1,400,000	9.38%, due 4/1/2027	1,552,250	(g)
266,000	5.75%, due 1/15/2029	271,652	(g)
		3,971,902

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Real Estate Investment Trusts 7.7%
$485,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	$499,404	(g)
	EPR Properties
430,000	4.50%, due 6/1/2027	439,292
290,000	4.95%, due 4/15/2028	301,085
305,000	3.75%, due 8/15/2029	298,505
	ESH Hospitality, Inc.
100,000	5.25%, due 5/1/2025	102,000	(g)
1,195,000	4.63%, due 10/1/2027	1,221,864	(g)
	Iron Mountain, Inc.
2,605,000	5.25%, due 3/15/2028	2,736,878	(g)
245,000	5.00%, due 7/15/2028	257,480	(g)
2,120,000	4.88%, due 9/15/2029	2,201,355	(g)
905,000	5.63%, due 7/15/2032	977,400	(g)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
145,000	5.00%, due 8/15/2027	149,466	(g)
415,000	4.63%, due 3/15/2030	413,962	(g)
1,345,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,371,900
1,285,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	1,379,390	(g)
1,820,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC , 6.00%, due 4/15/2023	1,858,675	(g)
		14,208,656
Recreation & Travel 6.6%
	Carnival Corp.
735,000	11.50%, due 4/1/2023	833,924	(g)
1,155,000	10.50%, due 2/1/2026	1,339,800	(g)
205,000	7.63%, due 3/1/2026	216,788	(g)
410,000	9.88%, due 8/1/2027	470,475	(g)
	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
1,005,000	5.50%, due 5/1/2025	1,044,265	(g)
260,000	6.50%, due 10/1/2028	274,300	(g)
900,000	Motion Bondco DAC, 6.63%, due 11/15/2027	898,668	(g)(h)
335,000	NCL Corp. Ltd., 5.88%, due 3/15/2026	331,442	(g)
	Royal Caribbean Cruises Ltd.
785,000	5.25%, due 11/15/2022	773,347
1,095,000	10.88%, due 6/1/2023	1,234,612	(g)
1,245,000	11.50%, due 6/1/2025	1,435,522	(g)
1,295,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	1,388,887	(g)
	Six Flags Entertainment Corp.
555,000	4.88%, due 7/31/2024	550,838	(g)
365,000	5.50%, due 4/15/2027	368,376	(g)(h)
925,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	996,688	(g)
		12,157,932
Software - Services 3.1%
530,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	520,725	(g)(i)
430,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	494,500	(g)
	Presidio Holdings, Inc.
295,000	4.88%, due 2/1/2027	309,859	(g)
925,000	8.25%, due 2/1/2028	1,027,906	(g)
695,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	724,538	(g)
1,770,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	1,817,295	(g)
530,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	561,275	(g)
225,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	227,250	(g)(i)
		5,683,348

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Specialty Retail 2.2%
	Asbury Automotive Group, Inc.
$274,000	4.50%, due 3/1/2028	$281,535
243,000	4.75%, due 3/1/2030	255,563
	L Brands, Inc.
290,000	9.38%, due 7/1/2025	358,150	(g)
290,000	5.25%, due 2/1/2028	306,327
645,000	6.63%, due 10/1/2030	722,029	(g)
1,290,000	Penske Automotive Group, Inc., 5.50%, due 5/15/2026	1,337,795
	Petsmart, Inc./Petsmart Finance Corp.
365,000	4.75%, due 2/15/2028	365,000	(g)(i)(n)
410,000	7.75%, due 2/15/2029	410,000	(g)(i)(n)
		4,036,399
Steel Producers - Products 0.8%
	ArcelorMittal
305,000	7.25%, due 10/15/2039	436,409
310,000	7.00%, due 3/1/2041	442,980
25,000	Carpenter Technology Corp., 6.38%, due 7/15/2028	27,345
493,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	556,079	(g)
		1,462,813
Support - Services 12.6%
825,000	ADT Corp., 4.88%, due 7/15/2032	892,815	(g)
	APX Group, Inc.
505,000	7.63%, due 9/1/2023	524,569	(h)
645,000	6.75%, due 2/15/2027	686,925	(g)
	Aramark Services, Inc.
1,660,000	6.38%, due 5/1/2025	1,764,746	(g)
630,000	5.00%, due 2/1/2028	656,838	(g)
1,060,000	ASGN, Inc., 4.63%, due 5/15/2028	1,095,955	(g)
1,445,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/2025	1,445,000	(g)
2,805,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	2,839,221	(g)
690,000	frontdoor, Inc., 6.75%, due 8/15/2026	736,575	(g)
1,810,000	Garda World Security Corp., 8.75%, due 5/15/2025	1,873,350	(g)
430,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	471,925	(g)
785,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	824,328	(g)
2,925,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	3,001,781	(g)
790,000	Korn/Ferry Int’l, 4.63%, due 12/15/2027	830,685	(g)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
965,000	5.75%, due 4/15/2026	1,056,482	(g)
990,000	6.25%, due 1/15/2028	1,054,350	(g)
1,375,000	Staples, Inc., 7.50%, due 4/15/2026	1,402,624	(g)
538,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	553,387	(g)
1,140,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	1,197,000	(g)
360,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	374,188	(g)
		23,282,744
Technology Hardware & Equipment 2.5%
	CommScope Finance LLC
345,000	6.00%, due 3/1/2026	365,269	(g)
510,000	8.25%, due 3/1/2027	549,239	(g)
	CommScope Technologies LLC
1,354,000	6.00%, due 6/15/2025	1,382,637	(g)
960,000	5.00%, due 3/15/2027	951,600	(g)
660,000	CommScope, Inc., 7.13%, due 7/1/2028	702,244	(g)
490,000	Dell Int’l LLC/EMC Corp., 6.20%, due 7/15/2030	626,518	(g)
		4,577,507

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Telecom - Satellite 0.6%
$1,180,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/2024	$1,209,500	(g)
Telecom - Wireless 0.5%
225,000	Sprint Capital Corp., 8.75%, due 3/15/2032	343,688
410,000	Sprint Corp., 7.63%, due 3/1/2026	505,325
		849,013
Telecom - Wireline Integrated & Services 5.3%
	Altice France Holding SA
1,155,000	10.50%, due 5/15/2027	1,295,044	(g)
1,730,000	6.00%, due 2/15/2028	1,742,975	(g)
	Altice France SA
1,960,000	8.13%, due 2/1/2027	2,160,900	(g)
675,000	5.50%, due 1/15/2028	702,844	(g)
	Frontier Communications Corp.
690,000	5.88%, due 10/15/2027	741,543	(g)
485,000	5.00%, due 5/1/2028	502,884	(g)
235,000	6.75%, due 5/1/2029	246,826	(g)
650,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	667,199	(g)
1,110,000	Numericable-SFR SA, 7.38%, due 5/1/2026	1,161,005	(g)
620,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC , 6.50%, due 2/15/2029	620,000	(g)(i)
		9,841,220
Theaters & Entertainment 1.6%
	Live Nation Entertainment, Inc.
285,000	4.88%, due 11/1/2024	286,425	(g)
655,000	6.50%, due 5/15/2027	727,646	(g)
1,930,000	4.75%, due 10/15/2027	1,934,825	(g)
		2,948,896
	Total Corporate Bonds (Cost $243,308,252)	254,894,140
Convertible Bonds 0.9%
Media 0.9%
1,892,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $1,722,631)	1,744,599
Asset-Backed Securities 3.1%
500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 7.58%, due 10/15/2032	500,010	(a)(g)
250,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.22%, due 7/18/2029	243,463	(a)(g)
500,000	Carlyle U.S. CLO Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 6.60%), 6.84%, due 7/15/2032	500,014	(a)(g)
500,000	Catskill Park CLO Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 6.00%), 6.22%, due 4/20/2029	484,137	(a)(g)
350,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class E, (3M USD LIBOR + 7.00%), 7.22%, due 10/20/2032	350,013	(a)(g)
250,000	Crown City CLO II, Ser. 2020-A, Class D, (3M USD LIBOR + 7.17%), 7.42%, due 1/20/2032	249,978	(a)(g)
250,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 5.74%, due 1/15/2031	234,646	(a)(g)
650,000	Gulf Stream Meridian 2 Ltd., Ser. 2020-IIA, Class D, (3M USD LIBOR + 6.85%), 7.09%, due 10/15/2029	651,664	(a)(g)
1,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.42%, due 7/25/2031	942,517	(a)(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$500,000	OCP CLO Ltd., Ser. 2019-17A, Class E, (3M USD LIBOR + 6.66%), 6.88%, due 7/20/2032	$498,535	(a)(g)
250,000	Palmer Square Loan Funding Ltd., Ser. 2020-1A, Class D, (3M USD LIBOR + 4.85%), 5.07%, due 2/20/2028	242,531	(a)(g)
500,000	TCW CLO AMR Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.75%), 6.97%, due 2/15/2029	500,017	(a)(g)
250,000	Voya CLO Ltd., Ser. 2019-2, Class E, (3M USD LIBOR + 6.60%), 6.82%, due 7/20/2032	250,010	(a)(g)
	Total Asset-Backed Securities (Cost $5,381,585)	5,647,535

NUMBER OF SHARES

Short-Term Investments 5.0%
Investment Companies 5.0%
4,480,635	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(o)	4,480,635	(j)
4,717,318	State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(o)	4,717,318	(p)
	Total Short-Term Investments (Cost $9,197,953)	9,197,953
	Total Investments 152.6% (Cost $270,744,094)	282,759,957
	Liabilities Less Other Assets (11.6)%	(21,425,299	)(q)
	Liquidation Value of Mandatory Redeemable Preferred Shares (41.0)%	(76,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$185,334,658

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)	Fixed coupon.
(f)	The stated interest rates represent the range of rates at January 31, 2021 of the underlying contracts within the Loan Assignment.
(g)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $197,986,178, which represents 106.8% of net assets applicable to common stockholders of the Fund.

(h)	The security or a portion of this security is on loan at January 31, 2021. Total value of all such securities at January 31, 2021 amounted to approximately $4,635,974 for the Fund.
(i)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $3,983,963, which represents 2.1% of net assets applicable to common stockholders of the Fund.
(j)	All or a portion of this security is segregated in connection with obligations for swap contracts, when-issued securities and/or delayed delivery securities with a total value of $8,176,268.
(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Payment-in-kind (PIK) security.
(m)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

See Notes to Schedule of Investments

(n)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Directors. Total value of all such securities at January 31, 2021 amounted to $775,000, which represents 0.4% of net assets applicable to common stockholders of the Fund.

(o)	Represents 7-day effective yield as of January 31, 2021.
(p)	Represents investment of cash collateral received from securities lending.
(q)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$242,212,512	130.7%
Cayman Islands	7,623,236	4.1%
Luxembourg	6,083,555	3.3%
Canada	4,732,853	2.6%
France	4,024,749	2.2%
Zambia	1,938,460	1.0%
Peru	1,714,703	0.9%
United Kingdom	1,690,686	0.9%
Ireland	1,579,600	0.9%
Netherlands	1,332,039	0.7%
Germany	629,611	0.3%
Liquidation Value of Mandatory Redeemable Preferred Shares	(76,000,000)	(41.0)%
Short-Term Investments and Other Liabilities -Net	(12,227,346)	(6.6)%
	$185,334,658	100.0%

See Notes to Schedule of Investments

Derivative Instruments

Interest rate swap contracts (“interest rate swaps”)

At January 31, 2021, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	25,000,000	Receive	3M LIBOR	1.14%	3M/6M	6/17/2021	$(90,729)	$(27,465)	$(118,194)
CME	USD	20,000,000	Receive	3M LIBOR	0.99%	3M/6M	6/29/2021	(66,705)	(12,930)	(79,635)
Total								$(157,434)	$(40,395)	$(197,829)

At January 31, 2021, the Fund had $276,179 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Industrial Equipment	$—	$—	$686,313	$686,313
Other Loan Assignments(a)	—	10,589,417	—	10,589,417
Total Loan Assignments	—	10,589,417	686,313	11,275,730
Corporate Bonds(a)	—	254,894,140	—	254,894,140
Convertible Bonds(a)	—	1,744,599	—	1,744,599
Asset-Backed Securities	—	5,647,535	—	5,647,535
Short-Term Investments	—	9,197,953	—	9,197,953
Total Investments	$—	$282,073,644	$686,313	$282,759,957

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2021
Investments in Securities:
Loan Assignments(c)	$643,327	$626	$(2,874)	$46,972	$665,723	$(667,461)	$—	$—	$686,313	$20,589
Total	$643,327	$626	$(2,874)	$46,972	$665,723	$(667,461)	$—	$—	$686,313	$20,589

(c)

Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps Liabilities	$—	$(197,829)	$—	$(197,829)
Total	$—	$(197,829)	$—	$(197,829)

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2021

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and Other Market Information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.  Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Legend

Benchmarks
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
USD = United States Dollar

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
1M = 1 Month
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.